Initial Public Offering	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Initial Public Offering
NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 28,750,000 Units, wh ich
includes the full exercise by the underwriters of their option to purchase an additional 3,750,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Class A Common Stock, par value $0.0001 per share, and one
-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share.